Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition - Software Development [Member]	12 Months Ended
Jun. 30, 2022
Software development kits - per user [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition [Line Items]
Performance Obligation	Integration of the software development kits into the customer’s platform, a performance obligation is triggered when an end-user subscribes (to the customer’s platform).
Timing of Recognition	Recognised at the time of the end-user’s subscription to the customer’s platform, where the end-user benefits from accessing the Company’s software (on the customer’s platform).
Software development kits - per scan [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition [Line Items]
Performance Obligation	Integration of the software development kits into the customer’s platform, a performance obligation is triggered each time a scan is captured by the end-user.
Timing of Recognition	Recognised at the point in time, a scan is captured by the end-user.
Secondary revenue streams [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition [Line Items]
Performance Obligation	As defined in the contract either at the start of the service, or as requested by the customer over the life of the contract.
Timing of Recognition	Recognised at the point in time, a service is delivered to the customer under the terms of the contract.